Investments In Affiliate (Details Narrative) - USD ($) $ in Thousands	6 Months Ended	12 Months Ended
	Jul. 12, 2013	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Affiliate jointly - owned companies [Line Items]
Dividend received from affiliates		$ 0	$ (31,828)	$ 0
Equity gain / (loss) on investments		529	3,428	(692)
Due from related parties		$ 6,012	4,447
Sale Leaseback Transaction, Other Information		The newbuild vessels MSC Azov, MSC Ajaccio and MSC Amalfi were delivered to the Company on January 14, 2014, March 14, 2014 and April 28, 2014, respectively (Note 6). At the same time, the Company agreed with a financial institution to refinance the then outstanding balance of the loans relating to MSC Azov, MSC Ajaccio and MSC Amalfi, by entering into a ten-year sale and leaseback transaction for each vessel upon their respective deliveries
Counterparty participation in share capital of shipowning companies [Member]
Affiliate jointly - owned companies [Line Items]
Percentage of participation	51.00%
Aggregate contributing amount	$ 16,044
Due from related parties		$ 1,678	$ 3,278
Companys participation in share capital of two jointly owned companies [Member]
Affiliate jointly - owned companies [Line Items]
Percentage of participation			49.00%
Aggregate contributing amount		921	$ 34,709
Costamare Ventures participation in share capital of two affiliates for construction of two hulls [Member]
Affiliate jointly - owned companies [Line Items]
Percentage of participation			25.00%
Aggregate contributing amount		13,200	$ 8,767
Costamare Ventures participation in share capital of five affiliates for construction of five hulls [Member]
Affiliate jointly - owned companies [Line Items]
Percentage of participation			40.00%
Aggregate contributing amount		$ 1,090	$ 30,305
Dividend received from affiliates			$ 23,400
Sale Leaseback Transaction, Other Information			In December 2014, these five companies novated their ship-building contracts to a financial institution and agreed to lease back the vessels upon their delivery from the shipyard for a period of 12 years.
Costamare Ventures participation in share capital of one affiliate [Member]
Affiliate jointly - owned companies [Line Items]
Percentage of participation			40.00%
Aggregate contributing amount			$ 6,669
Costamare Ventures participation in share capital of Smales Maritime Co for acquisition of secondhand vessel Elafonisos [Member]
Affiliate jointly - owned companies [Line Items]
Percentage of participation			49.00%
Aggregate contributing amount			$ 4,654
Costamare Ventures participation in share capital of Geyer Maritime Co for acquisition of secondhand vessel Arkadia [Member]
Affiliate jointly - owned companies [Line Items]
Percentage of participation		49.00%
Aggregate contributing amount		$ 3,212
Costamare Ventures Participation In Share Capita lOf Skerrett Maritime Co For Ship Building Contract [Member]
Affiliate jointly - owned companies [Line Items]
Percentage of participation		49.00%
Aggregate contributing amount		$ 21,662
Costamare Ventures participation in share capital of Goodway Maritime Co for acquisition of secondhand vessel Monemvasia [Member]
Affiliate jointly - owned companies [Line Items]
Percentage of participation		49.00%
Aggregate contributing amount		$ 637
Costamare Ventures Participation In Share Capital Of Platt and Sykes Maritime Co For Ship Building Contract [Member]
Affiliate jointly - owned companies [Line Items]
Percentage of participation		49.00%
Aggregate contributing amount		$ 4,410
Sale Leaseback Transaction, Other Information		. In December 2015, these two companies novated their ship-building contracts to a financial institution and agreed to lease back the vessels upon their delivery from the shipyard for a period of seven years.
Costamare Ventures Inc. [Member]
Affiliate jointly - owned companies [Line Items]
Equity gain / (loss) on investments		$ (529)	(3,428)	$ 692
Amounts received from affiliated companies [Member]
Affiliate jointly - owned companies [Line Items]
Dividend received from affiliates			$ 31,828